Related party transactions - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£) connectedPerson director	Dec. 31, 2022 GBP (£) director connectedPerson		Dec. 31, 2021 GBP (£) director connectedPerson
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Provisions		£ 1,803,000,000
Customer deposits	£ 471,396,000,000	£ 475,331,000,000	[1]	£ 476,344,000,000	[1]
Number of investment vehicles	129	125
Financial assets at fair value through profit or loss	£ 203,318,000,000	£ 180,769,000,000	[1]	206,971,000,000	[1]
Fee and commission income	2,926,000,000	2,790,000,000	[2],[3]	2,608,000,000	[2]
Loans and advances to customers	449,745,000,000	454,899,000,000	[1]	448,567,000,000	[1]
Balances on term deposits from customers	6,000,000	58,000,000
External assets	881,453,000,000	873,394,000,000	[1]	881,257,000,000	[1]
Liabilities	834,088,000,000	829,483,000,000	[1]	830,040,000,000	[1]
Profit for the year	5,518,000,000	3,923,000,000	[2],[3],[4]	5,885,000,000	[2]
Cash flows from (used in) financing activities	(3,500,000,000)	(6,613,000,000)	[5],[6]	(3,234,000,000)	[5]
Interest income	28,051,000,000	17,645,000,000	[2],[3]	13,258,000,000	[2]
Schroder Wealth Holdings Limited
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense	4,000,000	5,000,000
Operating margin guarantee
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Payments related to guarantees made by entity	0	18,000,000
Other associates at fair value through profit and loss
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
External assets	7,519,000,000	4,709,000,000
Liabilities	5,927,000,000	5,557,000,000
Turnover	3,381,000,000	4,196,000,000
Profit for the year	293,000,000	228,000,000
Cash flows from (used in) financing activities	1,574,000,000	1,466,000,000
Interest income	120,000,000	98,000,000
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	£ 133,000,000	£ 155,000,000
Consolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of investment vehicles	68	73
Unconsolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Current investments	£ 55,000,000	£ 196,000,000
Money redeemed from disposal of unconsolidated OEICs	210,000,000	486,000,000
Financial assets at fair value through profit or loss	1,448,000,000	1,491,000,000
Fee and commission income	72,000,000	80,000,000
Outstanding
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers	47,000,000	21,000,000
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions	£ 0	£ 0		£ 0
Interest rate on deposits (percent)	6.25%	5.00%		1.00%
Guarantees issued	£ 0	£ 0		£ 0
Key management personnel of entity or parent | Loans to key management personnel
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Provisions	£ 0	£ 0		£ 0
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	1.09%	1.01%		0.39%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	32.40%	30.15%		22.93%
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Outstanding commitments made by entity	£ 23,400	£ 2,000		£ 900,000
Directors
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | director	5	2		2
Connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | connectedPerson	0	0		1

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[2]	2 Restated for presentational changes; see note 1.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[5]	2 Restated for presentational changes; see note 1.
[6]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.